Schedule of Reconciliation of the Statutory Versus Effective Rates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Income (tax benefit) at statutory rate (Canada)					$ (949)	$ (2,298)
Income (tax benefit) at statutory rate (Canada), percentage					(27.00%)	(27.00%)
Change in statutory, foreign exchange rates and other						$ 703
Change in statutory, foreign exchange rates and other, percentage						8.00%
Permanent differences					$ 338	$ 159
Permanent differences, percentage					10.00%	2.00%
Share issuance costs						$ (142)
Share issuance costs, percentage						(2.00%)
Adjustments to prior years’ provision					$ (1,061)	$ 1,578
Adjustments to prior years provision, percentage					(30.00%)	19.00%
Non taxable gain on warrant obligations					$ (3,291)
Non taxable gain on warrant obligations, percentage					(94.00%)
Increase in valuation allowance (Canada)					$ 4,265
Increase in valuation allowance (Canada), percentage					121.00%
US-Canadian rate differential					$ 629
US-Canadian rate differential, percentage					18.00%
Other					$ 69
Other, percentage					2.00%
Income tax benefit, net
Income tax benefit, net, percentage